Regulatory and Liquidity Considerations	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Regulatory and Liquidity Considerations [Abstract]
Regulatory and Liquidity Considerations
2.	Regulatory and Liquidity Considerations

BFC

Regulatory Considerations

As described above, BFC, due to its position as the controlling shareholder of BankAtlantic Bancorp, is a “unitary savings and loan holding company” and, as such, was historically examined and regulated by the OTS. Effective July 21, 2011, the Federal Reserve, pursuant to the Dodd-Frank Act, assumed the supervisory authority previously held by the OTS.

BFC, on a parent company only basis, had previously committed that it would not, without the prior written non-objection of the OTS, (i) incur, issue, renew or roll over any current lines of credit, guarantee the debt of any other entity or otherwise incur any additional debt, except as contemplated by BFC’s business plan or in connection with BankAtlantic’s compliance requirements applicable to it; (ii) declare or make any dividends or other capital distributions other than dividends payable on BFC’s currently outstanding preferred stock of approximately $187,500 a quarter or (iii) enter into any new agreements, contracts or arrangements or materially modify any existing agreements, contracts or arrangements with BankAtlantic not consistent with past practices. Additionally, on June 30, 2011, the OTS advised BFC that it was not permitted to (i) incur or issue any additional debt or debt securities, increase lines of credit or guarantee the debt of any other entity, or (ii) make dividend payments on its preferred stock, in each case without the prior written non-objection of the OTS. On July 21, 2011, BFC made a formal request to the Federal Reserve, which now has the supervisory authority previously held by the OTS, for a written non-objection to the payment of the dividend on BFC’s outstanding preferred stock for the quarter ended September 30, 2011. BFC subsequently received a written non-objection from the Federal Reserve with respect to such dividend payment. Future dividend payments on BFC’s preferred stock will require the written non-objection of the Federal Reserve.

As described below, BankAtlantic Bancorp and BankAtlantic each entered into Cease and Desist Orders with the OTS during February 2011. (See “BankAtlantic Bancorp and BankAtlantic - Regulatory Considerations” below for a discussion regarding the terms of the Cease and Desist Orders.) Based on its ownership interest in BankAtlantic Bancorp, BFC may in the future be required to enter into a Cease and Desist Order with the Federal Reserve addressing its ownership and oversight of those companies. If BankAtlantic Bancorp completes the sale of its share of capital stock of BankAtlantic to BB&T Corporation, which sale is subject to regulatory approvals and other closing conditions, these regulatory requirements may no longer be applicable to BFC.

Liquidity Considerations

Except as otherwise noted, the debts and obligations of BankAtlantic Bancorp, Bluegreen and Woodbridge are not direct obligations of BFC and generally are non-recourse to BFC. Similarly, the assets of those entities are not available to BFC, absent a dividend or distribution from those entities. BFC’s principal sources of liquidity are its available cash, including tax refunds received as a result of tax law changes and short-term investments. We expect to receive a $7.5 million tax refund, net of amounts payable under the settlement agreement related to the bankruptcy filing of Levitt and Sons LLC and substantially all of its subsidiaries, as discussed in Note 15 to these unaudited consolidated financial statements.

We intend to use our available funds to fund operations and meet our obligations. We may also use available funds to make additional investments in the companies within our consolidated group, invest in equity securities and other investments, or repurchase shares of our common stock pursuant to our share repurchase program. On September 21, 2009, our Board of Directors approved a share repurchase program which authorizes the repurchase of up to 20,000,000 shares of Class A and Class B Common Stock at an aggregate cost of no more than $10 million. The share repurchase program replaced our $10 million repurchase program that our Board of Directors approved in October 2006 which placed a limitation on the number of shares which could be repurchased under the program at 1,750,000 shares of Class A Common Stock. The current program, like the prior program, authorizes management, at its discretion, to repurchase shares from time to time subject to market conditions and other factors. No shares were repurchased during the years ended December 31, 2010 or 2009, or during the nine months ended September 30, 2011.

During June 2011, BFC acquired an aggregate of 2.7 million shares of BankAtlantic Bancorp’s Class A Common Stock in connection with the exercise of subscriptions rights granted to it in BankAtlantic Bancorp’s rights offering that commenced on May 16, 2011 and expired on June 16, 2011. The aggregate purchase price for the 2.7 million shares purchased was $10.0 million. During June and July 2010, BFC acquired an aggregate of 2.0 million shares of BankAtlantic Bancorp’s Class A Common Stock in connection with the exercise of subscription rights granted to it in BankAtlantic Bancorp’s rights offering that commenced on June 14, 2010 and expired on July 20, 2010. The aggregate purchase price for the 2.0 million shares purchased at that time was $15.0 million. See Note 3 to these unaudited consolidated financial statements for additional information. The share amounts set forth in this paragraph have been adjusted to reflect BankAtlantic Bancorp’s one-for-five reverse stock split which was effected on October 14, 2011, as discussed above.

Since March 2009, BFC has not received cash dividends from BankAtlantic Bancorp. BankAtlantic Bancorp is currently prohibited from paying dividends on its common stock without first receiving the written non-objection of the Federal Reserve. In addition, during February 2009, BankAtlantic Bancorp elected to exercise its right to defer payments of interest on its trust preferred junior subordinated debt. BankAtlantic Bancorp is permitted to defer quarterly interest payments for up to 20 consecutive quarters. During the deferral period, BankAtlantic Bancorp is prohibited from paying dividends to its shareholders, including BFC. While BankAtlantic Bancorp can end the deferral period at any time, BankAtlantic Bancorp has indicated that it anticipates that it may continue to defer such interest payments for the foreseeable future. However, under the stock purchase agreement entered into with BB&T Corporation, BankAtlantic Bancorp agreed to pay all previously deferred interest payments and accrued interest to the holders of its outstanding trust preferred securities following the closing of the transaction. Furthermore, BFC has not to date received cash dividends from Bluegreen and certain of Bluegreen’s credit facilities contain terms which may limit the payment of cash dividends, and Bluegreen may only pay dividends subject to declaration by its Board of Directors, a majority of whom are independent directors under the listing standards of the New York Stock Exchange.

We believe that our current financial condition and credit relationships, together with anticipated cash flows from other sources of funds, including tax refunds and, if determined to be advisable, proceeds from the disposition of certain properties or investments, will allow us to meet our anticipated near-term liquidity needs at least through September 30, 2012. With respect to long-term liquidity requirements, we may also, subject to the receipt of any regulatory approvals or non-objection, seek to raise funds through the incurrence of long-term secured or unsecured indebtedness, the issuance of equity and/or debt securities or through the sale of assets; however these alternatives may not be available to us on attractive terms, or at all. The inability to raise funds through the sources discussed above would have a material adverse effect on the Company’s business, results of operations and financial position.

Woodbridge

The development activities at Carolina Oak, which was within Tradition Hilton Head, were suspended in the fourth quarter of 2008 as a result of, among other things, an overall softening of demand for new homes and a decline in the overall economy. In 2009, the housing industry continued to face significant challenges and Woodbridge made the decision to cease all activities at Carolina Oak. Woodbridge was the obligor under a $37.2 million loan that was collateralized by the Carolina Oak property. During November 2009, the lender filed an action against Woodbridge and Carolina Oak alleging default under a promissory note and breach of a guaranty related to the loan. During December 2009, the OTS closed the lender and appointed the Federal Deposit Insurance Corporation (the “FDIC”) as receiver. The FDIC subsequently sold the loan to an investor group (sometimes referred to herein as the “note holder”). Effective April 26, 2011, Woodbridge and Carolina Oak entered into a settlement agreement with the note holder to resolve the disputes and litigation between them. Under the terms of the settlement agreement, (i) Woodbridge paid $2.5 million to the note holder, (ii) Carolina Oak conveyed to the note holder the real property securing the loan and (iii) the note holder agreed not to pursue certain remedies, including a deficiency judgment, and after the expiration of an agreed-upon time, to fully release Woodbridge and Carolina Oak, in each case subject to certain conditions. On April 26, 2011, the carrying amount of Carolina Oak’s inventory was approximately $10.8 million. In accordance with applicable accounting guidance, the Company recorded a deferred gain on debt settlement of $29.9 million in its Consolidated Statement of Financial Condition as of June 30, 2011. The deferred gain will be recognized into income at the earlier of the conclusion of a foreclosure proceeding or April 25, 2012.

On September 21, 2009, BFC consummated its merger with Woodbridge pursuant to which Woodbridge merged with and into a wholly-owned subsidiary of BFC. Under Florida law, holders of Woodbridge’s Class A Common Stock who did not vote to approve the merger with Woodbridge and who properly asserted and exercised their appraisal rights with respect to their shares (“Dissenting Holders”) are entitled to receive a cash payment in an amount equal to the fair value of their shares (as determined in accordance with the provisions of Florida law) in lieu of the shares of BFC’s Class A Common Stock which they would otherwise have been entitled to receive. Dissenting Holders, who owned in the aggregate approximately 4.6 million shares of Woodbridge’s Class A Common Stock, provided written notice to Woodbridge regarding their intent to exercise their appraisal rights. In accordance with Florida law, Woodbridge provided written notices and required forms to the Dissenting Holders setting forth, among other things, its determination that the fair value of Woodbridge’s Class A Common Stock immediately prior to the effectiveness of the merger was $1.10 per share. Dissenting Holders were required to return their appraisal forms by November 10, 2009 and indicate on their appraisal forms whether the Dissenting Holder chose to (i) accept Woodbridge’s offer of $1.10 per share or (ii) demand payment of the fair value estimate determined by the Dissenting Holder plus interest. One Dissenting Holder, which held approximately 400,000 shares of Woodbridge’s Class A Common Stock, withdrew its shares from the appraisal rights process, while the remaining Dissenting Holders, who collectively held approximately 4.2 million shares of Woodbridge’s Class A Common Stock, have rejected Woodbridge’s offer of $1.10 per share and requested payment for their shares based on their respective fair value estimates of Woodbridge’s Class A Common Stock. In December 2009, the Company recorded a $4.6 million liability with a corresponding reduction to additional paid-in capital representing, in the aggregate, Woodbridge’s offer to the Dissenting Holders. Thereafter, the appraisal rights litigation commenced and it is currently ongoing. The outcome of the litigation is uncertain and there is no assurance as to the amount of cash that will be required to be paid to the Dissenting Holders, which amount may be greater than the $4.6 million that we have accrued.

Core Communities

Historically, the activities of Core Communities focused on the development of a master-planned community in Port St. Lucie, Florida called Tradition, Florida and a community outside of Hardeeville, South Carolina called Tradition Hilton Head. Until 2009, Tradition, Florida was in active development as was Tradition Hilton Head, although in a much earlier stage.

During 2010, demand for residential and commercial inventory showed no signs of recovery, particularly in the geographic regions where Core’s properties were located. In early 2010, Woodbridge made the decision to pursue an orderly liquidation of Core and worked cooperatively with its various lenders to achieve that objective. During November 2010, Core entered into a settlement agreement with one of its lenders, which had previously commenced actions seeking foreclosure of mortgage loans totaling approximately $113.9 million collateralized by property in Florida and South Carolina. Under the terms of the agreement, Core pledged additional collateral to the lender consisting of membership interests in five of Core’s subsidiaries and granted security interests in the acreage owned by such subsidiaries in Port St. Lucie, Florida, substantially all of which was undeveloped raw land. Core also agreed to an amendment of the complaint related to the Florida foreclosure action to include this additional collateral and entered into consensual judgments of foreclosure in both the Florida and South Carolina foreclosure actions. In consideration therefor, the lender agreed not to enforce a deficiency judgment against Core and, in February 2011, released Core from any other claims arising from or relating to the loans. As of November 30, 2010, Core deconsolidated the five subsidiaries, the membership interests in which were transferred to the lender upon entry of the consensual judgments of foreclosure. In accordance with the accounting guidance for consolidation, the Company recorded a guarantee obligation “deferred gain on settlement of investment in subsidiary” of $11.3 million in the Company’s Consolidated Statement of Financial Condition as of December 31, 2010. Core received its general release of liability during the first quarter of 2011, and accordingly the deferred gain on settlement of investment in subsidiary was recognized into income during that period. Approximately $27.2 million of the $113.9 million of mortgage loans described above is collateralized by property in South Carolina which had an estimated carrying value of approximately $19.4 million at September 30, 2011. This property is subject to separate foreclosure proceedings which are not expected to commence until later in the fourth quarter of 2011. While Core was released by the lender from any other claims relating to the loans, the applicable accounting guidance requires that the $27.2 million of debt and associated $19.4 million of collateral remain in Core’s financial statements until the foreclosure proceedings have been completed.

In December 2010, Core and one of its subsidiaries entered into agreements, including a Deed in Lieu of Foreclosure Agreement, with one of their lenders which resolved the foreclosure proceedings relating to property at Tradition Hilton Head which served as collateral for a $25 million loan. Pursuant to the agreements, Core’s subsidiary transferred to the lender all of its rights to the property which served as collateral for the loan as well as certain additional real and personal property. The lender in turn released Core and its subsidiary from any claims arising from or relating to the loan. In accordance with applicable accounting guidance, this transaction was accounted for as a troubled debt restructuring and, accordingly, a $13.0 million gain on debt extinguishment was recognized in December 2010.

BankAtlantic Bancorp and BankAtlantic

Regulatory Considerations

On February 23, 2011, BankAtlantic Bancorp Parent Company and BankAtlantic each entered into a Stipulation and Consent to Issuance of Order to Cease and Desist with the OTS, the primary regulator for both BankAtlantic Bancorp Parent Company and BankAtlantic on that date. BankAtlantic Bancorp Parent Company and BankAtlantic were historically regulated and subject to regular examination by the OTS. Since July 21, 2011, the regulatory oversight of BankAtlantic Bancorp Parent Company under the Federal Reserve and the regulatory oversight of BankAtlantic is under the Office of the Comptroller of the Currency (“OCC”) as a result of the passage of the Dodd-Frank Act. The Order to Cease and Desist to which BankAtlantic Bancorp Parent Company is subject is referred to as the “Company Order,” the Order to Cease and Desist to which BankAtlantic is subject is referred to as the “Bank Order” and the Company Order and Bank Order are referred to collectively as the “Orders.” The OTS issued the Orders due to BankAtlantic Bancorp’s losses over the past three years, high levels of classified assets and inadequate levels of capital based on BankAtlantic’s risk profile as determined by the OTS following its examination. BankAtlantic Bancorp Parent Company submitted written plans to the OTS that addressed, among other things, maintenance and enhancement of BankAtlantic’s capital and its business plan for the year ending December 31, 2011. In addition, under the terms of the Company Order, BankAtlantic Bancorp Parent Company was prohibited from taking certain actions without receiving the prior written non-objection of the Federal Reserve, including, without limitation, declaring or paying any dividends or other capital distributions and incurring certain indebtedness. BankAtlantic Bancorp Parent Company is also required to ensure BankAtlantic’s compliance with the terms of the Bank Order as well as all applicable laws, rules, regulations and agency guidance.

Pursuant to the terms of the Bank Order, BankAtlantic is required to maintain a tier 1 (core) capital ratio equal to or greater than 8% and a total risk-based capital ratio equal to or greater than 14%. At September 30, 2011, BankAtlantic had a tier 1 (core) capital ratio of 8.29% and a total risk-based capital ratio of 14.96%. Under the terms of the Bank Order, BankAtlantic has revised certain of its plans, programs and policies and submitted to the OTS certain written plans, including a capital plan, a business plan and a plan to reduce BankAtlantic’s delinquent loans and non-performing assets. If BankAtlantic fails to comply with the capital plan and/or fails to maintain the increased capital ratio requirements, or upon any written request from the OCC, BankAtlantic is required to submit a contingency plan, which must detail actions which BankAtlantic would, in its case, take to either merge with or be acquired by another banking institution. BankAtlantic will not be required to implement such contingency plan until such time as it receives written notification from the OCC to do so. In addition, the Bank Order requires BankAtlantic to limit its asset growth and restricts BankAtlantic from originating or purchasing new commercial real estate loans or entering into certain material agreements, in each case without receiving the prior written non-objection of the OCC. Separately, the OTS confirmed that it has no objection to BankAtlantic originating loans to facilitate the sale of certain assets or the renewal, extension or modification of existing commercial real estate loans, subject in each case to compliance with applicable regulations and bank policies. The Bank Order prohibits the payment of dividends and other distributions without the prior written non-objection of the OCC. The Orders also include certain restrictions on compensation paid to the senior executive officers of BankAtlantic Bancorp Parent Company and BankAtlantic, and restrictions on agreements with affiliates.

BankAtlantic Bancorp Parent Company and BankAtlantic will seek to maintain the higher capital requirements of the Bank Order through efforts that may include the issuance of BankAtlantic Bancorp’s Class A Common Stock through a public or private offering or through initiatives to maintain or improve its regulatory capital position including: operating strategies to increase revenues and to reduce non-interest expenses, asset balances and non-performing loans. There can be no assurance that BankAtlantic Bancorp Parent Company or BankAtlantic will be able to execute these or other strategies in order to maintain BankAtlantic’s new minimum regulatory capital levels.

Each Order became effective on February 23, 2011 and will remain in effect until terminated, modified or suspended by the OCC, as it relates to the Bank Order, or the Federal Reserve, as it relates to the Company Order. No fines or penalties were imposed in connection with either Order. While the Orders formalize steps that BankAtlantic Bancorp believes are already underway, if there is any material failure by BankAtlantic Bancorp Parent Company or BankAtlantic to comply with the terms of the Orders, or if unanticipated market factors emerge, and/or if BankAtlantic Bancorp is unable to successfully execute its plans, or comply with other regulatory requirements, then the regulators could take further action, which could include the imposition of fines and/or additional enforcement actions. Enforcement actions broadly available to regulators include the issuance of a capital directive, removal of officers and/or directors, institution of proceedings for receivership or conservatorship, and termination of deposit insurance. Any such action would have a material adverse effect on BankAtlantic Bancorp’s business, results of operations and financial position.

The consummation of the sale of BankAtlantic pursuant to BankAtlantic Bancorp’s November 1, 2011 agreement with BB&T is expected to result in the termination of the requirements and restrictions of both the Company Order and the Bank Order.

Liquidity Considerations

Both BankAtlantic Bancorp Parent Company and BankAtlantic actively manage liquidity and cash flow needs. BankAtlantic Bancorp Parent Company had cash of $2.2 million as of September 30, 2011. BankAtlantic Bancorp Parent Company does not have debt maturing until March 2032 and has the ability to defer interest payments on its junior subordinated debentures until December 2013; however, based on current interest rates, accrued and unpaid interest of approximately $74.0 million would be due in December 2013 if interest is deferred until that date. BankAtlantic Bancorp has agreed, pursuant to the November 1, 2011 agreement with BB&T, to pay the outstanding deferred interest (approximately $39.1 million at September 30, 2011) in connection with the closing of the transaction. BankAtlantic Bancorp Parent Company’s operating expenses for the year ended December 31, 2010 were $6.4 million and were $4.0 million during the nine months ended September 30, 2011. BankAtlantic’s liquidity is dependent, in part, on its ability to maintain or increase deposit levels and the availability of its lines of credit borrowings with the Federal Home Loan Bank (“FHLB”), as well as the Treasury and Federal Reserve lending programs.

As of September 30, 2011, BankAtlantic had $674 million of cash and short-term investments and approximately $623 million of available unused borrowings, consisting of $547 million of unused FHLB line of credit capacity $41 million of unpledged securities and $35 million of available borrowing capacity at the Federal Reserve. However, such available borrowings are subject to regular reviews and may be terminated, suspended or reduced at any time at the discretion of the issuing institution or based on the availability of qualifying collateral. Additionally, interest rate changes, additional collateral requirements, disruptions in the capital markets, adverse litigation or regulatory actions, or deterioration in BankAtlantic’s financial condition may reduce the amounts it is able to borrow, make borrowings unavailable or make terms of the borrowings and deposits less favorable. As a result, BankAtlantic’s cost of funds could increase and the availability of funding sources could decrease. Based on current and expected liquidity needs and sources, BankAtlantic Bancorp expects to be able to meet its obligations at least through September 30, 2012.

2.	Liquidity and Regulatory Considerations

BFC

Except as otherwise noted, the debts and obligations of BankAtlantic Bancorp, Bluegreen and Woodbridge are not direct obligations of BFC and generally are non-recourse to BFC. Similarly, the assets of those entities are not available to BFC, absent a dividend or distribution from those entities. BFC’s principal sources of liquidity are its available cash, including tax refunds received as a result of tax law changes, short-term investments, and dividends from Benihana. As discussed elsewhere herein, we also expect to receive an additional $10.8 million tax refund, of which approximately $3.3 million is due to the Debtors’ Estate pursuant to the previously describe Settlement Agreement.

We may use our available funds to make additional investments in the companies within our consolidated group, invest in equity securities and other investments, fund operations or repurchase shares of our common stock pursuant to our share repurchase program. The current program authorizes management, at its discretion, to repurchase shares from time to time subject to market conditions and other factors. No shares were repurchased during the years ended December 31, 2010 or 2009. As discussed further herein, during June and July 2010, BFC acquired an aggregate of 2,000,000 shares of BankAtlantic Bancorp’s Class A Common Stock for an aggregate purchase price of $15 million as a result of its exercise of subscription rights distributed in BankAtlantic Bancorp’s rights offering to its shareholders.

Since March 2009, BFC has not received cash dividends from BankAtlantic Bancorp and BankAtlantic Bancorp is currently prohibited from paying dividends on its common stock without the prior written non-objection of the OTS. In addition, during February 2009, BankAtlantic Bancorp elected to exercise its right to defer payments of interest on its trust preferred junior subordinated debt. BankAtlantic Bancorp is permitted to defer quarterly interest payments for up to 20 consecutive quarters. During the deferral period, BankAtlantic Bancorp is prohibited from paying dividends to its shareholders, including BFC. While BankAtlantic Bancorp can end the deferral period at any time, BankAtlantic Bancorp has indicated that it anticipates that it may continue to defer such interest payments for the foreseeable future. Furthermore, BFC has not received cash dividends from Bluegreen and does not expect to receive cash dividends from Bluegreen in the foreseeable future. Certain of Bluegreen’s credit facilities contain terms which may limit the payment of cash dividends.

We believe that our current financial condition and credit relationships, together with anticipated cash flows from operating activities and other sources of funds, including tax refunds and, if determined to be advisable, proceeds from the disposition of certain properties or investments, will provide for anticipated near-term liquidity needs. With respect to long-term liquidity requirements, BFC may also seek to raise funds, subject to compliance with our commitment to the OTS described below, through the incurrence of long-term secured or unsecured indebtedness, the issuance of equity and/or debt securities or through the sale of assets; however, there is no assurance that any of these alternatives will be available to BFC on attractive terms, or at all.

BFC Regulatory Considerations

BFC, on a parent company only basis, has committed that it will not, without the prior written non-objection of the OTS:

(i)	incur, issue, renew or roll over any current lines of credit, guarantee the debt of any other entity or otherwise incur any additional debt, except as contemplated by BFC’s business plan or in connection with BankAtlantic’s compliance requirements applicable to it;

(ii)	declare or make any dividends or other capital distributions other than dividends payable on BFC’s currently outstanding preferred stock of approximately $187,500 a quarter or

(iii)	enter into any new agreements, contracts or arrangements or materially modify any existing agreements, contracts or arrangements with BankAtlantic not consistent with past practices.

Woodbridge

In 2007, Woodbridge acquired from Levitt and Sons LLC, a former wholly-owned subsidiary of Woodbridge (“Levitt and Sons”), all of the outstanding membership interests in Carolina Oak, a South Carolina limited liability company (formerly known as Levitt and Sons of Jasper County, LLC). As a result of the significant challenges faced during 2009, Woodbridge made the decision to cease all activities at Carolina Oak. In the fourth quarter of 2009, the inventory of real estate at Carolina Oak was reviewed for impairment and a $16.7 million impairment charge was recorded to adjust the carrying amount of Carolina Oak’s inventory to its fair value of $10.8 million. Woodbridge is the obligor under a $37.2 million loan that is collateralized by the Carolina Oak property. During 2009, the lender declared the loan to be in default and filed an action for foreclosure. While there may have been an issue with respect to compliance with certain covenants in the loan documents, we do not believe that an event of default occurred. Through participation in a court-ordered mediation of this matter, the parties agreed to tentative terms to settle the matter and are currently negotiating a formal settlement agreement. It is currently expected that this settlement agreement, if finalized, will provide for (i) Woodbridge to pay $2.5 million to the investor group, (ii) Carolina Oak to convey to the investor group the real property securing the loan via a stipulated foreclosure or deed in lieu, (iii) the investor group to release Woodbridge and Carolina Oak from their obligations relating to the debt or, alternatively, to agree not to pursue certain remedies, including a deficiency judgment, that would otherwise be available to them, in each case subject to certain conditions, and (iv) the litigation to be dismissed. There is no assurance that the settlement will be finalized on the contemplated terms, or at all.

As previously disclosed, under Florida law, holders of Woodbridge’s Class A Common Stock who did not vote to approve the merger between Woodbridge and BFC and properly asserted and exercised their appraisal rights with respect to their shares (“Dissenting Holders”) are entitled to receive a cash payment in an amount equal to the fair value of their shares as determined in accordance with the provisions of Florida law in lieu of the shares of BFC’s Class A Common Stock that they would otherwise have been entitled to receive. Dissenting Holders, who collectively held approximately 4.2 million shares of Woodbridge’s Class A Common Stock, have rejected Woodbridge’s offer of $1.10 per share and requested payment for their shares based on their respective fair value estimates of Woodbridge’s Class A Common Stock. Woodbridge is currently a party to legal proceedings relating to the Dissenting Holders appraisal process. In December 2009, a $4.6 million liability was recorded with a corresponding reduction to additional paid-in capital, which is reflected in the Company’s Consolidated Statements of Financial Condition representing in the aggregate Woodbridge’s offer to the Dissenting Holders. However, the appraisal rights litigation is currently ongoing and its outcome is uncertain. As a result, there is no assurance as to the amount of the payment that will ultimately be required to be made to the Dissenting Holders, which amount may be greater than the $4.6 million that we have accrued.

Core Communities

Historically, the activities of Core Communities focused on the development of a master-planned community in Port St. Lucie, Florida called Tradition, Florida and a community outside of Hardeeville, South Carolina called Tradition Hilton Head. Until 2009, Tradition, Florida was in active development as was Tradition Hilton Head, although in a much earlier stage.

During 2010, demand for residential and commercial inventory showed no signs of recovery, particularly in the geographic regions where Core’s properties are located. In early 2010, Woodbridge made the decision to pursue an orderly liquidation of Core and worked cooperatively with the various lenders to achieve that objective. During November 2010, Core entered into a settlement agreement with one of its lenders, which had previously commenced actions seeking foreclosure of mortgage loans totaling approximately $113.9 million collateralized by property in Florida and South Carolina. Under the terms of the agreement, Core pledged additional collateral to the lender consisting of membership interests in five of Core’s subsidiaries and granted security interests in the acreage owned by such subsidiaries in Port St. Lucie, Florida, substantially all of which is undeveloped raw land. Core also agreed to an amendment of the complaint related to the Florida foreclosure action to include this additional collateral and an entry into consensual judgments of foreclosure in both the Florida and South Carolina foreclosure actions. In consideration therefore, the lender agreed not to enforce a deficiency judgment against Core and, in February 2011, released Core from any other claims arising from or relating to the loans. As of November 30, 2010, Core deconsolidated the five subsidiaries, the membership interests in which were transferred to the lender upon entry into the consensual judgments of foreclosure. In connection therewith and in accordance with the accounting guidance for consolidation, Woodbridge recorded a guarantee obligation “deferred gain on settlement of investment in subsidiary” of $11.3 million in the Company’s Consolidated Statement of Financial Condition as of December 31, 2010. The deferred gain on settlement of investment in subsidiary was recognized into income in the Company’s Consolidated Statement of Operations at the time Core received its general release of liability in February 2011.

In December 2010, Core and one of its subsidiaries entered agreements, including without limitation, a Deed in Lieu of Foreclosure Agreement, with one of their lenders which resolved the foreclosure proceedings commenced by the lender related to property at Tradition Hilton Head which served as collateral for a $25 million loan. Pursuant to the agreements, Core’s subsidiary transferred to the lender all of its right, title and interest in and to the property which served as collateral for the loan as well as certain additional real and personal property. In consideration therefore, the lender released Core and its subsidiary from any claims arising from or relating to the loan. In accordance with the accounting guidance, this transaction was accounted for as a troubled debt restructuring and accordingly, a $13.0 million gain on debt extinguishment was recognized in the accompanying Consolidated Statement of Operations for the year ended December 31, 2010.

On June 10, 2010, Core sold its two commercial leasing projects referred to as “the Projects” to Inland Real Estate Acquisition, Inc. (“Inland”) for approximately $75.4 million. As a result of the sale, Core realized a gain on sale of discontinued operations of approximately $2.6 million in the second quarter of 2010. The sale resulted in net cash proceeds to Core of approximately $1.5 million. See Note 6 to these audited consolidated financial statements for further information regarding the Projects.

BankAtlantic Bancorp and BankAtlantic

Regulatory Considerations

On February 23, 2011, BankAtlantic Bancorp, at its parent company level (“BankAtlantic Bancorp Parent Company”) and BankAtlantic each entered into a Stipulation and Consent to Issuance of Order to Cease and Desist with the Office of Thrift Supervision (“OTS”), BankAtlantic Bancorp Parent Company’s and BankAtlantic’s primary regulator. The Order to Cease and Desist to which BankAtlantic Bancorp Parent Company is subject is referred to as the “Company Order,” the Order to Cease and Desist to which BankAtlantic is subject is referred to as the “Bank Order” and the Company Order and Bank Order are referred collectively to as the “Orders.” The OTS issued the Orders due to BankAtlantic Bancorp’s losses over the past three years, high levels of classified assets and inadequate levels of capital based on BankAtlantic’s risk profile as determined by the OTS’s recent examination. BankAtlantic Bancorp Parent Company is required to submit updated written plans by March 31, 2011 to the OTS that will address, among other things, how BankAtlantic Bancorp Parent Company intends to maintain and enhance its and BankAtlantic’s capital and set forth BankAtlantic Bancorp Parent Company’s business plan for the year ending December 31, 2011. In addition, under the terms of the Company Order, BankAtlantic Bancorp Parent Company is prohibited from taking certain actions without receiving the prior written non-objection of the OTS, including, without limitation, declaring or paying any dividends or other capital distributions and incurring certain indebtedness. BankAtlantic Bancorp Parent Company is also required to ensure BankAtlantic’s compliance with the terms of the Bank Order as well as all applicable laws, rules, regulations and agency guidance.

Pursuant to the terms of the Bank Order, BankAtlantic is required to attain by June 30, 2011 and maintain a tier 1 (core) capital ratio equal to or greater than 8% and a total risk-based capital ratio equal to or greater than 14%. At December 31, 2010, BankAtlantic had a tier 1 (core) capital ratio of 6.22% and a total risk-based capital ratio of 11.72%. Under the terms of the Bank Order, BankAtlantic is required to, among other things, revise certain of its plans, programs and policies and submit to the OTS certain written plans, including a capital plan, a revised business plan and a plan to reduce BankAtlantic’s delinquent loans and non-performing assets. If BankAtlantic fails to comply with the capital plan and/or fails to attain and maintain the increased capital ratio requirements, or upon any written request from the OTS, BankAtlantic is required to submit a contingency plan, which must detail actions which BankAtlantic would, in its case, take to either merge with or be acquired by another banking institution. BankAtlantic will not be required to implement such contingency plan until such time as it receives written notification from the OTS to do so. In addition, the Bank Order requires BankAtlantic to limit its asset growth and restricts BankAtlantic from originating or purchasing new commercial real estate loans or entering into certain material agreements, in each case without receiving the prior written non-objection of the OTS. Separately, the OTS has confirmed that it has no objection to BankAtlantic originating loans to facilitate the sale of certain assets or the renewal, extension or modification of existing commercial real estate loans, subject in each case to compliance with applicable regulations and bank policies. The Bank Order prohibits the payment of dividends and other distributions without the prior written non-objection of the OTS. The Orders also include certain restrictions on compensation paid to the senior executive officers of BankAtlantic Bancorp Parent Company and BankAtlantic, and restrictions on agreements with affiliates.

BankAtlantic Bancorp Parent Company and BankAtlantic will seek to meet the higher capital requirements of the Bank Order through the estimated net gain upon consummation of its Tampa branch sale anticipated to close June 2011, subject to regulatory approvals and customary conditions and through other efforts that may include the issuance of BankAtlantic Bancorp’s Class A Common Stock through a public or private offering. BankAtlantic is also pursuing other initiatives to improve its regulatory capital position, including operating strategies to increase revenues and to reduce non-interest expenses, asset balances and non-performing loans. There can be no assurance that BankAtlantic Bancorp Parent Company or BankAtlantic will be able to execute such strategies in order to meet BankAtlantic’s new minimum regulatory capital levels by the required time frames.

Each Order became effective on February 23, 2011 and will remain in effect until terminated, modified or suspended by the OTS. No fines or penalties were imposed in connection with either Order. While the Orders formalize steps that BankAtlantic Bancorp believes are already underway, any material failure by BankAtlantic Bancorp Parent Company or BankAtlantic to comply with the terms of the Orders, or if unanticipated market factors emerge, and/or if BankAtlantic Bancorp is unable to raise required additional capital, successfully execute its plans, or comply with other regulatory requirements, then the OTS could take further action, which could include the imposition of fines, and/or additional enforcement actions. Enforcement actions available to regulators include the issuance of a capital directive, removal of officers and/or directors, institution of proceedings for receivership or conservatorship, require dissolution or liquidation and terminate deposit insurance. Any such action would have a material adverse effect on BankAtlantic Bancorp’s business, results of operations and financial position.

Liquidity Considerations

Both BankAtlantic Bancorp Parent Company and BankAtlantic actively manage liquidity and cash flow needs. BankAtlantic Bancorp Parent Company had cash of $12.2 million as of December 31, 2010. BankAtlantic Bancorp Parent Company does not have debt maturing until March 2032 and has the ability to defer interest payments on its junior subordinated debentures until December 2013; however, based on current interest rates, accrued and unpaid interest of approximately $74.0 million would be due in December 2013 if interest is deferred until that date. BankAtlantic Bancorp Parent Company’s operating expenses for the year ended December 31, 2010 were $6.4 million. BankAtlantic’s liquidity is dependent, in part, on its ability to maintain or increase deposit levels and the availability of its lines of credit borrowings with the Federal Home Loan Bank (“FHLB”), as well as the Treasury and Federal Reserve lending programs.

As of December 31, 2010, BankAtlantic had $558.8 million in cash and short-term investments and approximately $843 million of available unused borrowings, consisting of $612 million of unused FHLB line of credit capacity, $195 million of unpledged securities, and $36 million of available borrowing capacity at the Federal Reserve. However, such available borrowings are subject to regular reviews and may be terminated, suspended or reduced at any time at the discretion of the issuing institution or based on the availability of qualifying collateral. Additionally, interest rate changes, additional collateral requirements, disruptions in the capital markets, adverse litigation or regulatory actions, or deterioration in BankAtlantic’s financial condition may reduce the amounts it is able to borrow, make borrowings unavailable or make terms of the borrowings and deposits less favorable. As a result, BankAtlantic’s cost of funds could increase and the availability of funding sources could decrease. Based on current and expected liquidity needs and sources, BankAtlantic Bancorp expects to be able to meet its obligations at least through December 31, 2011.